Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
Stock Option activity for the year ended December 31, 2011 and nine months ended September 30, 2012 was as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2010	138,766	$22.09	2.75
Granted	—	—
Exercised	—	—
Expired	(13,732)	19.00
Forfeited	—	—
Outstanding at December 31, 2011	125,034	$22.43	1.75
Exercisable at December 31, 2011	125,034	$22.43	1.75

Outstanding as of December 31, 2011	125,034	$22.43	1.75
Granted	—	—
Exercised	—	—
Expired	—	—
Forfeited	—	—
Outstanding at September 30, 2012	125,034	$22.43	1.00
Exercisable at September 30, 2012	125,034	$22.43	1.00

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity
Restricted share activity for the year ended December 31, 2011 and the nine months ended September 30, 2012 was as follows:

	Number of Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested balance as of December 31, 2010	101,182	$14.93
Granted	34,625	17.05
Vested	(39,939)	16.24
Forfeited	—	—
Nonvested balance as of December 31, 2011	95,868	15.15
Granted	34,923	23.02
Vested	(19,221)	16.10
Forfeited	—	—
Nonvested balance as of September 30, 2012	111,570	$17.45